Supplemental Financial Information - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Property Plant And Equipment [Line Items]
Depreciation	$ 4,000	$ 1,000	$ 6,004	$ 1,918	$ 3,698	$ 3,309	$ 2,330
Inventory write-down related to discontinuance of production			10,200
Inventory net realizable value Write Downs	13,300	0	18,828	0	6,748	0	0
Impairment charges	0	0	0	0	0	0	$ 0
Accumulated depreciation	16,581		16,581		10,577	6,866
Right-of-use asset	8,601		8,601		9,079	$ 0		$ 4,600
Operating lease, payments	$ 482	$ 760	$ 942	$ 770	1,712
Kodiak Spaceport [Member]
Property Plant And Equipment [Line Items]
Construction costs					2,100
Derecognized assets					2,100
Accumulated depreciation					400
Right-of-use asset					900
Operating lease, payments					0
Kodiak Spaceport [Member] | Other Noncurrent Liabilities [Member]
Property Plant And Equipment [Line Items]
Financing obligation					$ 800			$ 800